CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 459	$ 948	$ 2,335
Prepaid expenses and other current assets	434	646	601
Assets held for sale (Note 2 and 4)			15,565
Total current assets	893	1,594	18,501
Non-current assets:
Investment properties, net	2,380	2,055
Investment in other company, net	1,806	1,806
Property and equipment, net	3	5
Other assets, net	281	334
Total non-current assets	4,470	4,200
Total assets	5,363	5,794	18,501
Current liabilities:
Notes payable	515	778
Accounts payable	720	612	6,648
Accrued compensation and related expenses	124	467	4,029
Other accrued liabilities	2,814	2,450	6,023
Liabilities related to assets held for sale			3,209
Total current liabilities	4,173	4,307	19,909
Non-current liabilities:
Option to purchase Redeemable Convertible B Preferred Stock		4,390
Note payable, net of current portion	450	454
Total non-current liabilities	450	4,844
Total liabilities	4,623	9,151	19,909
Commitment and contingencies
Redeemable Convertible Preferred Stock Series B, $0.01 par value; 0 and 15,000,000 shares authorized at September 30, 2018 and December 31, 2017, respectively; 0 and 1,500,000 shares issued and outstanding at September 30, 2018 and December 31, 2017, respectively, net of amount allocated to option to purchase additional shares; Aggregate liquidation preference $0 and $1,503 at September 30, 2018 and December 31, 2017, respectively		87
Stockholders' equity (deficit)
Common Stock, $0.01 par value, 500,000,000, 500,000,000 and 50,000,000 shares authorized at September 30, 2018, December 31, 2017 and 2016 respectively; 6,568,500, 11,868,619 and 4,361,094 shares issued and outstanding at September 30, 2018 and December 31, 2017 and 2016, respectively	66	119	44
Preferred Stock
Additional paid-in capital	138,423	132,446	118,762
Accumulated deficit	(136,851)	(135,022)	(115,635)
Accumulated other comprehensive loss	(1,210)	(1,162)	(4,579)
Total stockholders' equity (deficit) attributable to FC Global Realty Incorporated	568	(3,618)	(1,408)
Non-controlling interest	172	174
Total stockholders' equity (deficit)	740	(3,444)	(1,408)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	5,363	5,794	18,501
Series A Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock	1	1
Total stockholders' equity (deficit)	1	1
Series C Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock	75
Total stockholders' equity (deficit)	75
Series D Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock	64
Total stockholders' equity (deficit)	$ 64